Expenses by nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Salaries and benefits	$ 9,763	$ 7,333
Consulting and professional fees	2,705	3,987
Office expenses	1,539	1,507
Marketing and communication expenses	807	805
Share-based compensation expense	1,174	1,542
Listing and filing fees	318	344
Director expenses	1,282	1,312
Travelling expense	596	627
Other	1,331	1,462
Total General and administrative expenses	$ 19,515	$ 18,919